Finance costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance costs [Abstract]
Interest on lease liabilities (Note 12)	£ 1,796,000	£ 1,732,000	£ 2,401,000
Interest expense on financial liabilities measured at amortized cost	4,503,000	4,081,000	708,000
Loss from change in fair value of embedded derivative asset	0	0	266,000
Loss on derecognition of financial liabilities measured at amortized cost	1,393,000	0	0
Total finance costs	£ 7,692,000	£ 5,813,000	£ 3,375,000